Revenues from Contracts with Customers (Tables)	6 Months Ended
Sep. 30, 2024
Revenue from Contract with Customer [Abstract]
Summary of Revenue from Contract with Customers and Other Sources of Revenue
The following table provides information about revenues from contracts with customers, and other sources of revenue for the six months ended September 30, 2023 and 2024 are as follows:

	Millions of yen	Millions of yen
	Six months ended September 30, 2023	Six months ended September 30, 2024
Revenues from contracts with customers	¥618,730	¥663,040
Other revenues *	741,226	740,593

Total revenues	¥1,359,956	¥1,403,633

*
Other revenues are not considered to be within the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.

Summary of Balances from Contracts with Customers
The following table provides information about balances from contracts with customers as of March 31, 2024 and September 30, 2024.

	Millions of yen
	March 31, 2024	September 30, 2024
Trade Notes, Accounts and Other Receivable	¥207,970	¥176,981
Contract assets (Included in Other Assets)	17,051	15,524
Contract liabilities (Included in Other Liabilities)	32,828	35,335